Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (21,548)	$ (98,002)	$ (210,356)
Other comprehensive income, net of tax
Change in unrealized gain/loss on securities available for sale	1,087	7,513	1,559
Reclassification adjustment for securities gain included in net income	(627)	(1,481)	(468)
Other comprehensive income, net of tax	460	6,032	1,091
Comprehensive loss	(21,088)	(91,970)	(209,265)
Comprehensive income attributable to non-controlling interest	3,543	612	983
Comprehensive loss attributable to Hampton Roads Bank shares, Inc.	$ (24,631)	$ (92,582)	$ (210,248)